Document and Entity Information	0 Months Ended
Sep. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2013
Registrant Name	BRANDES INVESTMENT TRUST
Central Index Key	0000926678
Amendment Flag	false
Document Creation Date	Jan. 31, 2014
Document Effective Date	Jan. 31, 2014
Prospectus Date	Jan. 31, 2014
Brandes Global Equity Fund | Class I
Risk/Return:
Trading Symbol	BGVIX
Brandes Global Equity Fund | Class E
Risk/Return:
Trading Symbol	BGVEX
Brandes Global Equity Fund | Class A
Risk/Return:
Trading Symbol	BGEAX
Brandes Global Equity Fund | Class C
Risk/Return:
Trading Symbol	BGVCX
Brandes International Equity Fund | Class I
Risk/Return:
Trading Symbol	BIIEX
Brandes International Equity Fund | Class E
Risk/Return:
Trading Symbol	BIEEX
Brandes International Equity Fund | Class A
Risk/Return:
Trading Symbol	BIEAX
Brandes International Equity Fund | Class C
Risk/Return:
Trading Symbol	BIECX
Brandes Emerging Markets Fund | Class I
Risk/Return:
Trading Symbol	BEMIX
Brandes Emerging Markets Fund | Class A
Risk/Return:
Trading Symbol	BEMAX
Brandes Emerging Markets Fund | Class C
Risk/Return:
Trading Symbol	BEMCX
Brandes International Small Cap Equity Fund | Class I
Risk/Return:
Trading Symbol	BISMX
Brandes International Small Cap Equity Fund | Class A
Risk/Return:
Trading Symbol	BISAX
Brandes International Small Cap Equity Fund | Class C
Risk/Return:
Trading Symbol	BINCX
Brandes Core Plus Fixed Income Fund | Class E
Risk/Return:
Trading Symbol	BCPEX
Brandes Core Plus Fixed Income Fund | Class I
Risk/Return:
Trading Symbol	BCPIX
Brandes Core Plus Fixed Income Fund | Class A
Risk/Return:
Trading Symbol	BCPAX
Brandes Credit Focus Yield Fund | Class I
Risk/Return:
Trading Symbol	BCFIX
Brandes Credit Focus Yield Fund | Class A
Risk/Return:
Trading Symbol	BCFAX
Brandes Separately Managed Account Reserve Trust | Brandes Separately Managed Account Reserve Trust
Risk/Return:
Trading Symbol	SMARX